Critical Accounting Judgments and Key Sources of Estimation Uncertainty	9 Months Ended
Sep. 30, 2020
Disclosure of accounting judgements and estimates [abstract]
Critical Accounting Judgements and Key Sources of Estimation Uncertainty
5.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Company’s accounting policies, management is required to make judgments, estimations, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered relevant. Actual results may differ from these estimates. The inputs into our judgments and estimates consider the economic implications of
COVID-19
on our critical and significant accounting estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised if the revisions affect only that period or in the period of the revisions and future periods if the revisions affect both current and future periods.
For the critical accounting judgments and key sources of estimation uncertainty and assumption applied in the condensed consolidated financial statements, refer to the consolidated financial statements for the year ended December 31, 2019.